Investments OTTI Credit Losses Recognized in Earnings (Detail) - Fixed maturities - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		$ 13.1	$ 19.6	$ 27.7
Credit losses for which an OTTI was previously recognized		0.0	0.0	0.1
Reductions for securities sold/matured		(1.4)	(0.1)	0.0
Change in recoveries of future cash flows expected to be collected	[1],[2]	1.1	(6.4)	(8.0)
Reductions for previously recognized credit impairments written-down to fair value	[3]	0.0	0.0	(0.2)
Ending balance		12.8	13.1	19.6
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		12.7	19.2	27.1
Credit losses for which an OTTI was previously recognized		0.0	0.0	0.1
Reductions for securities sold/matured		(1.4)	(0.1)	0.0
Change in recoveries of future cash flows expected to be collected	[1],[2]	1.1	(6.4)	(7.8)
Reductions for previously recognized credit impairments written-down to fair value	[3]	0.0	0.0	(0.2)
Ending balance		12.4	12.7	19.2
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		0.4	0.4	0.6
Credit losses for which an OTTI was previously recognized		0.0	0.0	0.0
Reductions for securities sold/matured		0.0	0.0	0.0
Change in recoveries of future cash flows expected to be collected	[1],[2]	0.0	0.0	(0.2)
Reductions for previously recognized credit impairments written-down to fair value	[3]	0.0	0.0	0.0
Ending balance		$ 0.4	$ 0.4	$ 0.4

[1]	Includes $2.9 million, $4.3 million, and $2.6 million at December 31, 2015, 2014, and 2013, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.
[2]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).